Other Real Estate Property Investments	12 Months Ended
Dec. 31, 2011
Other Real Estate Property Investments
Other Real Estate Property Investments

(4) Other Real Estate Property Investments

        A summary of acquisitions for the year ended December 31, 2011 follows (in thousands):

	Consideration			Assets Acquired
Acquisitions	Cash Paid	Debt Assumed	Noncontrolling Interest	Real Estate	Net Intangibles
Life science	$84,087	$57,869	$—	$133,210	$8,746
Medical office	29,743	—	1,500	26,191	5,052

	$113,830	$57,869	$1,500	$159,401	$13,798

        During the year ended December 31, 2011, the Company funded an aggregate of $127 million for construction, tenant and other capital improvement projects, primarily in the life science and medical office segments. During the year ended December 31, 2011, two of the Company's life science facilities located in South San Francisco were placed in service representing 88,000 square feet.

        A summary of acquisitions for the year ended December 31, 2010 follows (in thousands):

	Consideration					Assets Acquired
Acquisitions	Cash Paid	Debt Assumed		DownREIT Units	Other Noncontrolling Interest	Real Estate	Net Intangibles
Senior housing	$143,926	$—		$—	$—	$141,500	$2,426
Life science	40,563	—		7,341	190	43,017	5,077
Medical office	27,463	33,503	(1)	1,926	735	57,390	6,237

	$211,952	$33,503		$9,267	$925	$241,907	$13,740

(1)
Debt assumed includes a related interest-rate swap liability with a fair value of $3.2 million, at acquisition.

        During the year ended December 31, 2010, the Company funded an aggregate of $135 million for construction, tenant and other capital improvement projects, primarily in the life science and medical office segments. During the year ended December 31, 2010, three of the Company's life science facilities located in South San Francisco were placed into service representing 329,000 square feet.